SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS (Details)	Jun. 30, 2026
Software Platform [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, useful life	5 years